Supplement to the
Fidelity Advisor® Global Strategies Fund
Class A, Class T, Class B, and Class C
July 30, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.47%	0.47%	0.47%	0.47%
Total annual operating expensesB	1.22%	1.47%	1.97%	1.97%
Fee waiver and/or expense reimbursementA	0.11%	0.11%	0.11%	0.11%
Total annual operating expenses after fee waiver and/or expense reimbursementB	1.11%	1.36%	1.86%	1.86%

A The fund may invest in a wholly-owned subsidiary. The subsidiary has entered into a separate contract with FMR Co., Inc. (FMRC) for the management of its portfolio pursuant to which the subsidiary pays FMRC a fee at an annual rate of 0.30% of its net assets. The subsidiary also pays certain other expenses including custody fees. FMRC has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMRC by the subsidiary. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMRC's contract with the subsidiary is in place. If FMRC's contract with the subsidiary is terminated, FMRC, in its sole discretion, may discontinue the arrangement. In addition, FMRC has contractually agreed to waive 0.10% of the fund's management fee. This arrangement will remain in effect through July 31, 2014.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

ADYS-14-02  May 23, 2014
1.883716.111

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 4.

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 682	$ 682	$ 484	$ 484	$ 689	$ 189	$ 289	$ 189
3 years	$ 926	$ 926	$ 784	$ 784	$ 904	$ 604	$ 604	$ 604
5 years	$ 1,191	$ 1,191	$ 1,108	$ 1,108	$ 1,246	$ 1,046	$ 1,046	$ 1,046
10 years	$ 1,947	$ 1,947	$ 2,025	$ 2,025	$ 1,990	$ 1,990	$ 2,276	$ 2,276

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Christopher Sharpe (lead portfolio manager) has managed the fund since May 2014.

Ruben Calderon (co-manager) has managed the fund since May 2014.

The following information replaces the biographical information for Andrew Dierdorf and Jurrien Timmer found in the "Fund Management" section on page 30.

Christopher Sharpe is lead portfolio manager of the fund, which he has managed since May 2014. He also manages other funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

Ruben Calderon is co-manager of the fund, which he has managed since May 2014. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Calderon has worked as a research analyst, asset allocation strategist, and portfolio manager.

Supplement to the
Fidelity Advisor® Global Strategies Fund
Institutional Class
July 30, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.50%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.47%
Total annual operating expensesB	0.97%
Fee waiver and/or expense reimbursementA	0.11%
Total annual operating expenses after fee waiver and/or expense reimbursementB	0.86%

A The fund may invest in a wholly-owned subsidiary. The subsidiary has entered into a separate contract with FMR Co., Inc. (FMRC) for the management of its portfolio pursuant to which the subsidiary pays FMRC a fee at an annual rate of 0.30% of its net assets. The subsidiary also pays certain other expenses including custody fees. FMRC has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMRC by the subsidiary. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMRC's contract with the subsidiary is in place. If FMRC's contract with the subsidiary is terminated, FMRC, in its sole discretion, may discontinue the arrangement. In addition, FMRC has contractually agreed to waive 0.10% of the fund's management fee. This arrangement will remain in effect through July 31, 2014.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

ADYSI-14-02  May 23, 2014
1.883717.109

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 4.

1 year	$ 88
3 years	$ 294
5 years	$ 519
10 years	$ 1,167

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Christopher Sharpe (lead portfolio manager) has managed the fund since May 2014.

Ruben Calderon (co-manager) has managed the fund since May 2014.

The following information replaces the biographical information for Andrew Dierdorf and Jurrien Timmer found in the "Fund Management" section on page 28.

Christopher Sharpe is lead portfolio manager of the fund, which he has managed since May 2014. He also manages other funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

Ruben Calderon is co-manager of the fund, which he has managed since May 2014. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Calderon has worked as a research analyst, asset allocation strategist, and portfolio manager.

Supplement to the
Fidelity Advisor® Strategic Dividend & Income® Fund
Class A, Class T, Class B, and Class C
January 29, 2014
Prospectus

Effective July 1, 2014, the following information will be removed from the "Shareholder Information" section under the heading "Buying Shares" on page 18.

Purchase and balance minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" on page 28.

Sales Charges and Concessions - Class A

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000B	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 but less than $4,000,000	None	None	1.00%C
$4,000,000 but less than $25,000,000	None	None	0.50%C
$25,000,000 or more	None	None	0.25%C

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

ASDI-14-01  June 1, 2014
1.805077.123

B Purchases of $10.00 or less will not pay a sales charge.

C Certain conditions and exceptions apply. See "Finder's Fees" on page 34.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" on page 28.

Sales Charges and Concessions - Class T

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000B	3.50%	3.63%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.50%
$100,000 but less than $250,000	2.50%	2.56%	2.00%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	0.25%C

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $10.00 or less will not pay a sales charge.

C Certain conditions and exceptions apply. See "Finder's Fees" on page 34.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" beginning on page 32.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts.

2. Purchased for an insurance company separate account.

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department.

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares held in account for which Fidelity Management Trust Company or an affiliate serves as custodian.

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA for which Fidelity Management Trust Company or an affiliate serves as custodian.

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals.

7. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program.

8. Purchased for an employer-sponsored health savings account.

9. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's and Class T's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A's and Class T's front-end sales charge on purchases of $10.00 or less.

Supplement to the
Fidelity Advisor® Strategic Dividend & Income® Fund
Institutional Class
January 29, 2014
Prospectus

Effective July 1, 2014, the following information replaces similar information found in the "Shareholder Information" section under the heading "Buying Shares" beginning on page 15.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary and employee benefit plans not recordkept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which Fidelity serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Employer-sponsored health savings accounts investing through an intermediary; and

9. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

ASDII-14-01  June 1, 2014
1.805078.120

Supplement to the
Fidelity Advisor® Strategic Real Return Fund
Class A, Class T, Class B, and Class C
November 29, 2013
Prospectus

Effective July 1, 2014, the following information will be removed from the "Shareholder Information" section under the heading "Buying Shares" on page 22.

Purchase and balance minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" on page 33.

Sales Charges and Concessions - Class A

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000B	4.00%	4.17%	3.75%
$50,000 but less than $100,000	3.75%	3.90%	3.50%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $500,000	2.25%	2.30%	2.00%
$500,000 but less than $1,000,000	1.75%	1.78%	1.50%
$1,000,000 but less than $4,000,000	None	None	1.00%C
$4,000,000 but less than $25,000,000	None	None	0.50%C
$25,000,000 or more	None	None	0.25%C

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

ARRS-14-01  June 1, 2014
1.820981.124

B Purchases of $10.00 or less will not pay a sales charge.

C Certain conditions and exceptions apply. See "Finder's Fees" on page 39.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" page 34.

Sales Charges and Concessions - Class T

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000B	4.00%	4.17%	3.75%
$50,000 but less than $100,000	3.75%	3.90%	3.50%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $500,000	2.25%	2.30%	2.00%
$500,000 but less than $1,000,000	1.75%	1.78%	1.50%
$1,000,000 or more	None	None	0.25%C

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $10.00 or less will not pay a sales charge.

C Certain conditions and exceptions apply. See "Finder's Fees" on page 39.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" beginning on page 37.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts.

2. Purchased for an insurance company separate account.

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department.

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares held in account for which Fidelity Management Trust Company or an affiliate serves as custodian.

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA for which Fidelity Management Trust Company or an affiliate serves as custodian.

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals.

7. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program.

8. Purchased for an employer-sponsored health savings account.

9. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's and Class T's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A's and Class T's front-end sales charge on purchases of $10.00 or less.

Supplement to the
Fidelity Advisor® Strategic Real Return Fund
Institutional Class
November 29, 2013
Prospectus

Effective July 1, 2014, the following information replaces similar information found in the "Shareholder Information" section under the heading "Buying Shares" beginning on page 19.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary and employee benefit plans not recordkept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which Fidelity serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Employer-sponsored health savings accounts investing through an intermediary; and

9. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

ARRSI-14-01  June 1, 2014
1.820980.121

Supplement to the
Fidelity Advisor® Corporate Bond Fund
Class A, Class T, and Class C
October 30, 2013
Prospectus

Effective July 1, 2014, the following information will be removed from the "Shareholder Information" section under the heading "Buying Shares" on page 18.

Purchase and balance minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" on page 28.

Sales Charges and Concessions - Class A

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000B	4.00%	4.17%	3.75%
$50,000 but less than $100,000	3.75%	3.90%	3.50%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $500,000	2.25%	2.30%	2.00%
$500,000 but less than $1,000,000	1.75%	1.78%	1.50%
$1,000,000 but less than $4,000,000	None	None	0.75%C
$4,000,000 but less than $25,000,000	None	None	0.50%C
$25,000,000 or more	None	None	0.25%C

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

ACBD-14-01  June 1, 2014
1.913959.102

B Purchases of $10.00 or less will not pay a sales charge.

C Certain conditions and exceptions apply. See "Finder's Fees" on page 34.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" on page 29.

Sales Charges and Concessions - Class T

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000B	4.00%	4.17%	3.75%
$50,000 but less than $100,000	3.75%	3.90%	3.50%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $500,000	2.25%	2.30%	2.00%
$500,000 but less than $1,000,000	1.75%	1.78%	1.50%
$1,000,000 or more	None	None	0.25%C

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $10.00 or less will not pay a sales charge.

C Certain conditions and exceptions apply. See "Finder's Fees" on page 34.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" beginning on page 32.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts.

2. Purchased for an insurance company separate account.

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department.

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares held in account for which Fidelity Management Trust Company or an affiliate serves as custodian.

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA for which Fidelity Management Trust Company or an affiliate serves as custodian.

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals.

7. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program.

8. Purchased for an employer-sponsored health savings account.

9. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's and Class T's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A's and Class T's front-end sales charge on purchases of $10.00 or less.

Supplement to the
Fidelity Advisor® Corporate Bond Fund
Institutional Class
October 30, 2013
Prospectus

Effective July 1, 2014, the following information replaces similar information found in the "Shareholder Information" section under the heading "Buying Shares" beginning on page 16.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary and employee benefit plans not recordkept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which Fidelity serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Employer-sponsored health savings accounts investing through an intermediary; and

9. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

ACBDI-14-01  June 1, 2014
1.928684.102

Supplement to the
Fidelity Advisor® Investment Grade Bond Fund
Class A, Class T, Class B, and Class C
October 30, 2013
Prospectus

Effective July 1, 2014, the following information will be removed from the "Shareholder Information" section under the heading "Buying Shares" on page 19.

Purchase and balance minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" on page 28.

Sales Charges and Concessions - Class A

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000B	4.00%	4.17%	3.75%
$50,000 but less than $100,000	3.75%	3.90%	3.50%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $500,000	2.25%	2.30%	2.00%
$500,000 but less than $1,000,000	1.75%	1.78%	1.50%
$1,000,000 but less than $4,000,000	None	None	0.75%C
$4,000,000 but less than $25,000,000	None	None	0.50%C
$25,000,000 or more	None	None	0.25%C

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

AIGB-14-01  June 1, 2014
1.777602.122

B Purchases of $10.00 or less will not pay a sales charge.

C Certain conditions and exceptions apply. See "Finder's Fees" on page 34.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" on page 29.

Sales Charges and Concessions - Class T

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000B	4.00%	4.17%	3.75%
$50,000 but less than $100,000	3.75%	3.90%	3.50%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $500,000	2.25%	2.30%	2.00%
$500,000 but less than $1,000,000	1.75%	1.78%	1.50%
$1,000,000 or more	None	None	0.25%C

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $10.00 or less will not pay a sales charge.

C Certain conditions and exceptions apply. See "Finder's Fees" on page 34.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" beginning on page 32.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts.

2. Purchased for an insurance company separate account.

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department.

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares held in account for which Fidelity Management Trust Company or an affiliate serves as custodian.

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA for which Fidelity Management Trust Company or an affiliate serves as custodian.

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals.

7. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program.

8. Purchased for an employer-sponsored health savings account.

9. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's and Class T's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A's and Class T's front-end sales charge on purchases of $10.00 or less.

Supplement to the
Fidelity Advisor® Investment Grade Bond Fund
Institutional Class
October 30, 2013
Prospectus

Effective July 1, 2014, the following information replaces similar information found in the "Shareholder Information" section under the heading "Buying Shares" beginning on page 16.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary and employee benefit plans not recordkept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which Fidelity serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Employer-sponsored health savings accounts investing through an intermediary; and

9. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

AIGBI-14-01  June 1, 2014
1.790651.116

Supplement to the
Fidelity® Defined Maturity Funds
Class A
August 29, 2013
Prospectus

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" on page 52.

Sales Charges and Concessions - Class A

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000B	2.75%	2.83%	2.25%
$50,000 but less than $100,000	2.25%	2.30%	2.00%
$100,000 but less than $250,000	1.75%	1.78%	1.50%
$250,000 or more	None	None	finder's feeC

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $10.00 or less will not pay a sales charge.

C Investment professionals may be paid an asset-based fee monthly over 18 months. Certain conditions and exceptions apply. See "Finder's Fees" on page 57.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" beginning on page 55.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts.

2. Purchased for an insurance company separate account.

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department.

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares held in account for which Fidelity Management Trust Company or an affiliate serves as custodian.

ADMI-14-01  June 1, 2014
1.929001.101

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA for which Fidelity Management Trust Company or an affiliate serves as custodian.

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals.

7. Purchased to repay a loan against Class A shares held in the investor's Fidelity Advisor 403(b) program.

8. Purchased for an employer-sponsored health savings account.

9. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny® Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A's front-end sales charge on purchases of $10.00 or less.

Supplement to the
Fidelity® Defined Maturity Funds
Institutional Class
August 29, 2013
Prospectus

Effective July 1, 2014, the following information replaces similar information found in the "Shareholder Information" section under the heading "Buying Shares" beginning on page 41.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary and employee benefit plans not recordkept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which Fidelity serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Employer-sponsored health savings accounts investing through an intermediary; and

9. Destiny® Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

ADMII-14-01  June 1, 2014
1.929002.101

Supplement to the
Fidelity Advisor® Inflation-Protected Bond Fund
Class A, Class T, Class B, and Class C
May 30, 2014
Prospectus

Effective July 1, 2014, the following information will be removed from the "Shareholder Information" section under the heading "Buying Shares" on page 19.

Purchase and balance minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" on page 28.

Sales Charges and Concessions - Class A

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000B	4.00%	4.17%	3.75%
$50,000 but less than $100,000	3.75%	3.90%	3.50%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $500,000	2.25%	2.30%	2.00%
$500,000 but less than $1,000,000	1.75%	1.78%	1.50%
$1,000,000 but less than $4,000,000	None	None	0.75%C
$4,000,000 but less than $25,000,000	None	None	0.50%C
$25,000,000 or more	None	None	0.25%C

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $10.00 or less will not pay a sales charge.

C Certain conditions and exceptions apply. See "Finder's Fees" on page 34.

AIFB-14-01  June 1, 2014
1.790682.124

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" on page 29.

Sales Charges and Concessions - Class T

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000B	4.00%	4.17%	3.75%
$50,000 but less than $100,000	3.75%	3.90%	3.50%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $500,000	2.25%	2.30%	2.00%
$500,000 but less than $1,000,000	1.75%	1.78%	1.50%
$1,000,000 or more	None	None	0.25%C

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $10.00 or less will not pay a sales charge.

C Certain conditions and exceptions apply. See "Finder's Fees" on page 34.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" beginning on page 32.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts.

2. Purchased for an insurance company separate account.

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department.

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares held in account for which Fidelity Management Trust Company or an affiliate serves as custodian.

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA for which Fidelity Management Trust Company or an affiliate serves as custodian.

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals.

7. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program.

8. Purchased for an employer-sponsored health savings account.

9. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's and Class T's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A's and Class T's front-end sales charge on purchases of $10.00 or less.

Supplement to the
Fidelity Advisor®
Inflation-Protected
Bond Fund
Institutional Class
May 30, 2014
Prospectus

Effective July 1, 2014, the following information replaces similar information found in the "Shareholder Information" section under the heading "Buying Shares" beginning on page 16.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary and employee benefit plans not recordkept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which Fidelity serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Employer-sponsored health savings accounts investing through an intermediary; and

9. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

AIFBI-14-01  June 1, 2014
1.790683.118